Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Mar. 31, 2023
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Intangible assets useful life	5 years
Software Copyrights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Intangible assets useful life	5 years